KRANESHARES TRUST

KraneShares CICC China Leaders 100 Index ETF

Supplement dated November 1, 2018 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information for the KraneShares CICC China Leaders 100 Index ETF, each as supplemented

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (together with the Summary Prospectus, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

On November 1, 2018, the KraneShares Zacks New China ETF was renamed the KraneShares CICC China Leaders 100 Index ETF (the “Fund”) and the underlying index of the Fund changed from the Zacks New China Index to the CSI CICC Select 100 Index. For additional information on this change, please refer to the supplement filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-18-008794 on August 29, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.